Financial Instruments and Risk Management - Disclosure of Detailed Information about Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financial Instruments And Risk Management
Debt (net of debt issuance cost of $1,210 (2017: $1,665))	$ 276,946	$ 269,870
Cash and cash equivalents	87,762	112,267	$ 182,774	$ 153,664
Net debt	189,184	157,603
Equity	$ 1,003,417	$ 883,548	$ 809,094	$ 756,055
Net debt to equity ratio	18.90%	17.80%